SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2020 CNY (¥)
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the period	¥ 52,441
Additions	8,438
Accretion expense	1,840
Asset retirement obligations at end of the period	¥ 62,719